REVENUES (Revenues by Product) (Details)	9 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Operating Revenue By Product Type [Line Items]
Revenues	¥ 20,120,303,973	$ 3,024,108,934	¥ 16,279,134,979
Solar Modules [Member]
Operating Revenue By Product Type [Line Items]
Revenues	19,412,165,943		15,931,074,866
Silicon Wafers [Member]
Operating Revenue By Product Type [Line Items]
Revenues	356,472,986		79,667,980
Solar Cells [Member]
Operating Revenue By Product Type [Line Items]
Revenues	338,672,041		76,691,566
Recovered Silicon Materials [Member]
Operating Revenue By Product Type [Line Items]
Revenues	0		860,047
Generated Electricity [Member]
Operating Revenue By Product Type [Line Items]
Revenues	12,993,003		9,820,220
Solar system integration projects [Member]
Operating Revenue By Product Type [Line Items]
Revenues	¥ 0		¥ 181,020,300